Acquisition	3 Months Ended
Mar. 31, 2015
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Mergers Acquisitions And Dispositions Disclosures
(3) Acquisitions

Chevron Acquisition

Effective November 1, 2014, the Partnership acquired, from affiliates of Chevron Corporation, Gulf Coast natural gas pipeline assets predominantly located in southern Louisiana for approximately $231.5 million in cash. The natural gas assets include natural gas pipelines spanning from Beaumont, Texas to the Mississippi River corridor and working natural gas storage capacity in southern Louisiana. The transaction was accounted for using the acquisition method, which requires, among other things, that assets acquired and liabilities assumed be recognized at their fair values as of the acquisition date.

The following table presents the fair value of the identified assets received and liabilities assumed at the acquisition date.

Purchase Price Allocation (in millions):
Assets acquired:
Property, plant and equipment	$225.3
Intangibles	13.0
Liabilities assumed:
Current liabilities	(6.8)
Total identifiable net assets	$231.5

The Partnership recognized intangible assets related to customer relationships. The acquired intangible assets will be amortized on a straight-line basis over the estimated customer contract life of approximately 20 years.

The purchase price allocation has been prepared on a preliminary basis pending receipt of a final valuation report and is subject to change. We incurred $0.3 million of direct transaction costs for the three months ended March 31, 2015. These costs are included in general and administrative costs in the accompanying Condensed Consolidated Statements of Operations.

For the period from January 1, 2015 to March 31, 2015, the Partnership recognized $7.1 million of revenues and $1.2 million of net income related to the assets acquired.

LPC Acquisition

On January 31, 2015, the Partnership acquired LPC Crude Oil Marketing LLC (“LPC”), which has crude oil gathering, transportation and marketing operations in the Permian Basin, for approximately $100.0 million. The transaction was accounted for using the acquisition method.

The following table presents the fair value of the identified assets received and liabilities assumed at the acquisition date.

Purchase Price Allocation (in millions):
Assets acquired:
Current assets (including $21.1 million in cash)	$106.1
Property, plant and equipment	29.3
Intangibles	49.2
Goodwill	25.3
Liabilities assumed:
Current liabilities	(106.1)
Deferred tax liability	(3.8)
Total identifiable net assets	$100.0

The Partnership recognized intangible assets related to customer relationships and trade name. The acquired intangible assets related to customer relationships will be amortized on a straight-line basis over the estimated customer contract life of approximately 10 years.

The purchase price allocation has been prepared on a preliminary basis pending receipt of a final valuation report and is subject to change. Goodwill recognized from the acquisition primarily relates to the value created from additional growth opportunities and greater operating leverage in the Permian Basin. The goodwill is allocated to our Crude and Condensate segment. All of the goodwill is non-deductible for tax purposes.

We incurred $0.2 million of direct transaction costs for the three months ended March 31, 2015. These costs are included in general and administrative costs in the accompanying Condensed Consolidated Statements of Operations.

For the period from January 31, 2015 to March 31, 2015, the Partnership recognized $180.8 million of revenues and $0.9 million of net income related to the assets acquired.

Coronado Acquisition

On March 16, 2015, the Partnership acquired Coronado Midstream Holdings LLC (“Coronado”), which owns natural gas gathering and processing facilities in the Permian Basin, for approximately $602.1 million, subject to certain adjustments. The purchase price consisted of $242.1 million in cash, 6,704,285 common units and 6,704,285 Class C Common Units in the Partnership.

The following table presents the fair value of the identified assets received and liabilities assumed at the acquisition date. The purchase price allocation has been prepared on a preliminary basis pending receipt of a final valuation report and is subject to change.

Purchase Price Allocation (in millions):
Assets acquired:
Current assets (including $9.6 million in cash)	$26.2
Property, plant and equipment	306.0
Intangibles	294.0
Liabilities assumed:
Current liabilities	(24.1)
Total identifiable net assets	$602.1

The Partnership recognized intangible assets related to customer relationships. The acquired intangible assets will be amortized on a straight-line basis over the estimated customer contract life of approximately 10 years.

We incurred $3.0 million of direct transaction costs for the three months ended March 31, 2015. These costs are included in general and administrative costs in the accompanying Condensed Consolidated Statements of Operations.

For the period from March 17, 2015 to March 31, 2015, the Partnership recognized $8.9 million of revenues and $0.6 million of net loss related to the assets acquired.

EMH Drop Downs

On February 17, 2015, the Partnership acquired an additional 25% limited partner interest in Midstream Holdings (the “February Transferred Interests”) from Acacia, a wholly-owned subsidiary of ENLC, in a drop down transaction (the “ February EMH Drop Down” and together with the May EMH Drop Down, the "EMH Drop Downs"). As consideration for the February Transferred Interests, the Partnership issued 31,618,311 Class D Common Units in the Partnership to Acacia with an implied value of $925.0 million. The Class D Common Units are substantially similar in all respects to the Partnership’s common units, except that they are only entitled to a pro rata distribution for the fiscal quarter ended March 31, 2015. The Class D Common Units converted into common units on a one-for-one basis on May 4, 2015, which was the first business day following the record date for distribution payments with respect to the distribution for the quarter ended March 31, 2015.

On May 27, 2015, the Partnership acquired the remaining 25% limited partner interest in Midstream Holdings from Acacia in the May EMH Drop Down in exchange for 36,629,888 Class E Common Units in the Partnership with an implied value of $900.0 million. The Class E Common Units are substantially similar in all respects to the Partnership’s common units, except that they are only entitled to a pro rata distribution for the fiscal quarter ended June 30, 2015. The Class E Common Units will convert into common units on a one-for-one basis on the first business day following the record date for distribution payments with respect to the distribution for the quarter ended June 30, 2015. After giving effect to the EMH Drop Downs, the Partnership owns 100% of Midstream Holdings. This acquisition has been accounted for as an acquisition under common control under ASC 805, resulting in the retrospective adjustment of our prior results.
VEX Pipeline Drop Down
On April 1, 2015, the Partnership acquired Victoria Express Pipeline and related truck terminal and storage assets (“VEX”) from Devon (the "VEX Interests"), which are located in the Eagle Ford shale in south Texas. The aggregate consideration paid by the Partnership consisted of $171.0 million in cash, 338,159 common units representing limited partner interests in the Partnership with an aggregate value of approximately $9.0 million and the Partnership’s assumption of up to $40.0 million in certain construction costs related to VEX. The VEX pipeline is a multi-grade crude oil pipeline. Other VEX assets at the destination of the pipeline include a truck unloading terminal, above-ground storage and rights to barge loading docks. The acquisition has been accounted for as an acquisition under common control under ASC 805, resulting in the retrospective adjustment of our prior results.
E2 Drop Down

On October 22, 2014, the Partnership acquired equity interests in E2 Appalachian Compression, LLC and E2 Energy Services, LLC (together “E2”) in a drop down transaction from EMI (the "E2 Drop Down"). The total consideration for the transaction was approximately $194.0 million, including a cash payment of $163.0 million and the issuance of approximately 1.0 million Partnership units (valued at approximately $31.2 million based on the October 22, 2014 closing price of the Partnership's units). This acquisition has been accounted for as an acquisition under common control under ASC 805.

The following table presents the collective impact of the E2 Drop Down, VEX Drop Down and EMH Drop Downs on the first quarters of 2014 and 2015 revenue, net income, net income attributable to non-controlling interest and net income attributable to EnLink Midstream Partners, LP as presented in the Partnership's historical Condensed Consolidated Statements of Operations:

	Three Months Ended March 31, 2015
	Partnership Historical	EMH*	VEX	Combined
	(in millions)
Revenues	$936.3	$—	$4.2	$940.5
Net income (loss)	$35.0	$—	$0.7	$35.7
Net income attributable to non-controlling interest	$15.4	$(15.3)	$—	$0.1
Net income attributable to EnLink Midstream Partners, LP	$19.6	$15.3	$0.7	$35.6
General partner interest in net income	$10.5	$15.3	$0.7	$26.5

* Represents the May Transferred Interests as the February Transferred Interests are included in the Partnership historical amounts in the Quarterly Report on Form 10-Q for the three months ended March 31, 2015.

	Three Months Ended March 31, 2014
	Partnership Historical	EMH**	E2	VEX***	Combined
	(in millions)
Revenues	$722.5	$—	$0.5	$—	$723.0
Net income (loss)	$54.6	$—	$(0.1)	$(0.9)	$53.6
Net income attributable to non-controlling interest	$10.5	$(10.5)	$—	$—	$—
Net income attributable to EnLink Midstream Partners, LP	$44.1	$10.5	$(0.1)	$(0.9)	$53.6
General partner interest in net income	$0.9	$10.5	$(0.1)	$(0.9)	$10.4

* * Represents the Transferred Interests amounts for the period from March 7, 2014 through March 31, 2014.
*** The VEX amounts reflect the period from February 28, 2014 (the date VEX was acquired by Devon) through
March 31, 2014.

Devon Merger

As discussed in Note 1(a), on March 7, 2014, the Partnership acquired, through one of its wholly owned subsidiaries, 50% of the outstanding equity interests in Midstream Holdings and all of the outstanding equity interests in EnLink Midstream Holdings GP, LLC, the general partner of Midstream Holdings, in exchange for the issuance by the Partnership of 120,542,441 units representing a new class of limited partnership interests in the Partnership (the “Class B Common Units”). Midstream Holdings owns midstream assets in the Barnett Shale in North Texas and the Cana-Woodford and Arkoma-Woodford Shales in Oklahoma, as well as a contractual right to the economic burdens and benefits of Devon’s 38.75% interest in Gulf Coast Fractionator (“GCF”) in Mt. Belvieu, Texas.

Under the acquisition method of accounting, Midstream Holdings was the acquirer in the business combination because its parent company, Devon, obtained control of the Partnership through the indirect control of the General Partner. Consequently, Midstream Holdings’ assets and liabilities retained their carrying values and the Partnership’s assets acquired and liabilities assumed by Midstream Holdings as the Predecessor in the business combination have been recorded at their fair values measured as of the acquisition date. The excess of the purchase price over the estimated fair values of the Partnership’s net assets acquired has been recorded as goodwill.

For the period from March 7, 2014 to March 31, 2014, the Partnership recognized $199.4 million of revenues and $1.8 million of net loss related to the assets acquired in the business combination.

Pro Forma Information

The following unaudited pro forma condensed financial information for the three months ended March 31, 2015 and 2014 gives effect to the business combination, Chevron acquisition, Coronado acquisition, LPC acquisition, VEX Drop Down, EMH Drop Downs and E2 Drop Down as if they had occurred on January 1, 2014. The unaudited pro forma condensed financial information has been included for comparative purposes only and is not necessarily indicative of the results that might have occurred had the transactions taken place on the dates indicated and is not intended to be a projection of future results. Pro forma financial information associated with the business combination and acquisitions is reflected below.

	Three Months Ended March 31,
	2015 (1)	2014 (1)
	(in millions, except for per unit data)
Pro forma total revenues (2)	$1,062.6	$1,379.8
Pro forma net income	$30.5	$33.8
Pro forma net income attributable to EnLink Midstream Partners, LP	$30.4	$33.8
Pro forma net income per common unit:
Basic	$0.01	$(0.01)
Diluted	$0.01	$(0.01)

(1)Financial information has been recast to include the financial position and results attributable to the May Transferred
Interests and VEX Interests.
(2)Effective March 1, 2014, Midstream Holdings entered into gathering and processing agreements with Devon, which are described in Note 5.